UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 21, 2010
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  126,213


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3091   37387  SH       SOLE       NONE     0    0       37387
Abbott Labs              COM            002824100      3759   69624  SH       SOLE       NONE     0    0       69624
Air Prod & Chemical	 COM		009158106      2726   33628  SH	      SOLE	 NONE	  0    0       33628
Amgen Inc                COM            031162100       486    8596  SH       SOLE       NONE     0    0        8596
Apple Computer, Inc	 COM		037833100	626    2970  SH       SOLE	 NONE	  0    0	2970
Applied Materials Inc    COM            038222105       394   28255  SH       SOLE       NONE     0    0       28255
At&T, Inc.		 COM		00206R102      1540   54937  SH	      SOLE	 NONE	  0    0       54937
Automatic Data Processi  COM            053015103      2047   47816  SH       SOLE       NONE     0    0       47816
Berkshire Hathaway       Class B        084670207      4416    1344  SH       SOLE       NONE     0    0        1344
Branch Bank & Trust	 COM		054937107      1423   56087  SH	      SOLE	 NONE	  0    0       56087
Brookfield Asset Mgmt	 COM		112585104      1822   82133  SH	      SOLE	 NONE	  0    0       82133
Capital One Financial	 COM		14040H105       469   12222  SH	      SOLE	 NONE	  0    0       12222
Cenovus Energy Inc	 COM		15135U109      1358   53881  SH	      SOLE	 NONE	  0    0       53881
Chevron Corp	         COM            166764100      3207   41656  SH       SOLE       NONE     0    0       41656
Cisco Systems Inc	 COM		17275R102      1577   65864  SH	      SOLE       NONE     0    0       65864
Cliffs Natural Resources COM		18683K101	263    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	258    4229  SH	      SOLE	 NONE	  0    0	4229
Corning Inc              COM            219350105      2049  106134  SH       SOLE       NONE     0    0      106134
CVS Corp		 COM		126650100      2991   92869  SH	      SOLE	 NONE	  0    0       92869
Dominion Resources	 COM		25746U109      1028   26402  SH	      SOLE	 NONE	  0    0       26402
Dominion Resources Inc	 COM		25746U604      2254   82280  SH	      SOLE	 NONE	  0    0       82280
Encana Corp		 COM		292505104      1816   56061  SH	      SOLE	 NONE	  0    0       56061
Exxon Mobil              COM            30231G102      3818   55990  SH       SOLE       NONE     0    0       55990
FEDEX Corp               COM            31428X106      2385   28579  SH       SOLE       NONE     0    0       28579
Ford Motor Co		 COM		345370860	100   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      2195  145084  SH       SOLE       NONE     0    0      145084
General Mills Inc.	 COM		370334104      1144   16149  SH	      SOLE	 NONE	  0    0       16149
Goldman Sachs Group Inc	 COM		38141G104      2005   11876  SH	      SOLE	 NONE	  0    0       11876
Hewlett Packard		 COM		428236103	951   18461  SH	      SOLE	 NONE	  0    0       18461
IBM                      COM            459200101      5294   40444  SH       SOLE       NONE     0    0       40444
Insmed Inc New		 COM		457669208	 15   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2502  122637  SH       SOLE       NONE     0    0      122637
iShares Lehman Aggregate COM		464287226      1130   10949  SH	      SOLE	 NONE	  0    0       10949
iShares Russell 2000 Ind COM		464287655      2246   35964  SH	      SOLE	 NONE	  0    0       35964
iShares Russell Midcap   COM		464287499      5026   60910  SH	      SOLE	 NONE	  0    0       60910
iShares Tr MSCI Emerging COM		464287234      2511   60509  SH	      SOLE	 NONE	  0    0       60509
iShares Trust MSCI EAFE  COM		464287465      1563   28274  SH	      SOLE	 NONE	  0    0       28274
iShares Trust Russell 20 COM		464287630       788   13572  SH       SOLE	 NONE	  0    0       13572
ishares Trust S&P 100	 COM		464287101	740   14377  SH	      SOLE	 NONE	  0    0       14377
J.P. Morgan Chase & Co.  COM            46625H100      3353   80477  SH       SOLE       NONE     0    0       80477
Johnson & Johnson        COM            478160104      3923   60907  SH       SOLE       NONE     0    0       60907
Johnson Controls         COM            478366107      2934  107697  SH       SOLE       NONE     0    0      107697
JP Morgan Chase Series E COM		46625H720	230    4600  SH       SOLE  	 NONE	  0    0	4600
Kellogg			 COM		487836108      2305   43326  SH	      SOLE	 NONE	  0    0       43326
McDonalds Corp		 COM		580135101      2393   38320  SH	      SOLE	 NONE	  0    0       38320
McKesson HBOC Inc	 COM		58155Q103      1989   31830  SH	      SOLE	 NONE	  0    0       31830
Medtronic		 COM		585055106      1906   43329  SH	      SOLE	 NONE	  0    0       43329
Microsoft Corp           COM            594918104      3807  124887  SH       SOLE       NONE     0    0      124887
Oracle Corp              COM            68389X105      1656   67515  SH       SOLE       NONE     0    0       67515
Pepsico Inc              COM            713448108      4176   68676  SH       SOLE       NONE     0    0       68676
Pitney Bowes Inc	 COM		724479100	323   14181  SH	      SOLE	 NONE	  0    0       14181
Proctor & Gamble         COM            742718109      4754   78402  SH       SOLE       NONE     0    0       78402
Quaterra Resources 	 COM		747952109	 63   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	487    4372  SH	      SOLE	 NONE	  0    0	4372
Schlumberger		 COM		806857108      1473   22633  SH	      SOLE	 NONE     0    0       22633
Staples Inc		 COM		855030102      2654  107927  SH	      SOLE	 NONE	  0    0      107927
State Street Corp	 COM		857477103	993   22811  SH	      SOLE	 NONE	  0    0       22811
Sun Trust	         COM            867914103       211   10421  SH       SOLE       NONE     0    0       10421
The Travelers Companies  COM		89417E109      1119   22451  SH	      SOLE	 NONE	  0    0       22451
Transocean Offshore	 COM		G90078109      1373   16581  SH	      SOLE	 NONE	  0    0       16581
United Parcel Service    Class B        911312106       555    9681  SH       SOLE       NONE     0    0        9681
US Bancorp Del Com New	 COM		902973304	213    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	490    8700  SH	      SOLE	 NONE	  0    0        8700
Vanguard Info Tech Index COM		92204A702      1010   18413  SH	      SOLE	 NONE	  0    0       18413
Varian Medical Systems   COM            92220P105      3115   66489  SH       SOLE       NONE     0    0       66489
Walgreen Co		 COM		931422109	250    6802  SH	      SOLE	 NONE	  0    0	6802
Wells Fargo              COM            949746101      2521   93390  SH       SOLE       NONE     0    0       93390
Western Union            COM            959802109      1168   61980  SH       SOLE       NONE     0    0       61980
Zimmer Holdings Inc      COM            98956P102       756   12782  SH       SOLE       NONE     0    0       12782
